CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ 3,408,663	$ (40,249,781)	$ (44,326,409)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(27,222,102)	(5,895,181)	(701,895)
Unrealized gain (loss) of available-for-sales securities, net of tax of $ 44,621,498 and $ (18,172,231) in 2015 and 2016, respectively	(54,516,694)	133,864,495	0
Comprehensive income (loss)	(78,330,133)	87,719,533	(45,028,304)
Comprehensive income (loss) attributable to non-controlling interest	(53,364)	(117,409)	716
Comprehensive income (loss) attributable to Acorn International, Inc.	$ (78,276,769)	$ 87,836,942	$ (45,029,020)